Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 30,635	€ 35,895
Additions	10,500	13,186
Amortisation	(10)	(46)
Transfers and reclassifications	1	(7)
Changes in unrealised revaluations	(2,178)	(1,296)
Impairments	(14)	(5)
Reversals of impairments	5	4
Disposals and redemptions	(8,638)	(17,750)
Exchange rate differences	444	651
Changes in the composition of the group and other changes	0	2
Financial assets	30,745	30,635
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	2,457	1,862
Additions	9	518
Transfers and reclassifications	1	(7)
Changes in unrealised revaluations	32	(88)
Disposals and redemptions	(490)	(19)
Exchange rate differences	56	191
Changes in the composition of the group and other changes	0	0
Financial assets	2,065	2,457
Debt instruments [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	28,178	34,033
Additions	10,491	12,669
Amortisation	(10)	(46)
Transfers and reclassifications	0
Changes in unrealised revaluations	(2,210)	(1,209)
Impairments	(14)	(5)
Reversals of impairments	5	4
Disposals and redemptions	(8,148)	(17,730)
Exchange rate differences	388	460
Changes in the composition of the group and other changes	0	2
Financial assets	€ 28,681	€ 28,178